CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Investments (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2017 RUB (₽)
Investment in Debt and Equity Securities
Total investments in debt securities					₽ 3,033.0
Total investments in non-marketable equity securities			$ 34.7		1,513.0	₽ 2,001.0
Share of results of equity method investments in the amount of gain within other income/(loss), net			6.5	₽ 374.0	217.0
Yandex.Money
Investment in Debt and Equity Securities
Total investments in non-marketable equity securities			20.9		832.0	1,206.0
Percentage of interest in the charter capital sold	75.00%	75.00%
Consideration for sale of interest	$ 59.1	₽ 1,964.0
Ownership interest	25.00%	25.00%
Other
Investment in Debt and Equity Securities
Total investments in non-marketable equity securities			13.8		681.0	795.0
Unaffiliated venture capital funds and technology companies
Investment in Debt and Equity Securities
Total investments in non-marketable equity securities			$ 11.0		₽ 589.0	₽ 632.0